PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Actuarial Assumptions for Defined Benefit Plans (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	3.75%	1.00%	0.50%
Rate of compensation increase (in percent)	2.00%	2.00%	1.72%
Pension defined benefit plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	24.00%	11.00%	10.00%
Rate of compensation increase (in percent)	15.00%	10.00%	10.00%
Pension defined benefit plans | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	5.44%	2.75%	2.13%
Rate of compensation increase (in percent)	3.01%	2.87%	2.71%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	3.50%	1.00%	0.50%
Rate of compensation increase (in percent)	2.00%	2.00%	1.30%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	9.30%	7.95%	6.20%
Rate of compensation increase (in percent)	4.80%	4.80%	4.80%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	5.10%	2.65%	1.84%
Rate of compensation increase (in percent)	3.29%	3.14%	2.85%